Inventories (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories [Abstract]
Raw materials, including parts and subassemblies	$ 347,100	$ 312,974	$ 347,925
Work-in-process	69,200	45,278	42,291
Finished goods	75,400	69,789	71,036
Total inventories	491,700	428,041	461,252
Excess of LIFO costs over FIFO costs	15,900	15,908	13,698
Inventories	$ 507,600	443,949	474,950
FIFO Inventories		$ 322,900	$ 351,100
Percentage of FIFO inventory		73.00%	74.00%
LIFO Inventories		$ 121,000	$ 123,800
Percentage of LIFO inventory		27.00%	26.00%